UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Total Sea Limited Shareholders' Equity [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2019	$ 230	$ 4,687,284	$ 5,449	$ 46	$ (3,530,585)	$ 1,162,424	$ 10,228	$ 1,172,652
Beginning balance (in shares) at Dec. 31, 2019	463,244,652
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(674,474)	(674,474)	148	(674,326)
Foreign currency translation adjustments	0	0	(10,210)	0	0	(10,210)	(1,484)	(11,694)
Net change in unrealized gain (loss) on available-for-sale investments	0	0	(5,400)	0	0	(5,400)	0	(5,400)
Acquisition of subsidiaries	0	0	0	0	0	0	37,511	37,511
Appropriation of statutory reserves	0	0	0	66	(66)	0	0	0
Equity component of convertible notes	0	284,727	0	0	0	284,727	0	284,727
Purchase of capped calls related to issuance of convertible notes	0	(135,700)	0	0	0	(135,700)	0	(135,700)
Conversion and exchange of convertible notes into Class A ordinary shares	$ 8	136,314	0	0	0	136,322	0	136,322
Conversion and exchange of convertible notes into Class A ordinary shares (in shares)	14,949,659
Transaction with non-controlling interests	$ 0	(20,771)	0	0	0	(20,771)	1,729	(19,042)
Disposal of interest in a subsidiary	0	0	0	0	0	0	(11,971)	(11,971)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	2,000,000
Exercise of share options	$ 0	6,262	0	0	0	6,262	0	6,262
Exercise of share options (in shares)	1,122,088
Restricted share awards and restricted share units issued	$ 1	(1)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	1,785,359
Share-based compensation	$ 0	110,613	0	0	0	110,613	2,481	113,094
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(2,807,447)
Ending balance at Jun. 30, 2020	$ 239	5,068,728	(10,161)	112	(4,205,125)	853,793	38,642	892,435
Ending balance (in shares) at Jun. 30, 2020	480,294,311
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(943,582)	(943,582)	(6,249)	(949,831)
Foreign currency translation adjustments	0	0	13,813	0	0	13,813	413	14,226
Net change in unrealized gain (loss) on available-for-sale investments	0	0	981	0	0	981	26	1,007
Acquisition of subsidiaries	0	0	0	0	0	0	2,083	2,083
Appropriation of statutory reserves	0	0	0	2,251	(2,251)	0	0	0
Conversion of convertible notes into Class A ordinary shares	$ 6	328,602	0	0	0	328,608	0	328,608
Conversion of convertible notes into Class A ordinary shares (in shares)	12,457,159
Issuance of Class A ordinary shares, net of issuance costs	$ 8	2,908,291	0	0	0	2,908,299	0	2,908,299
Issuance of Class A ordinary shares, net of issuance costs (in shares)	15,180,000
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	4,631	4,631
Transaction with non-controlling interests	0	477	48	0	0	525	(2,219)	(1,694)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	4,000,000
Exercise of share options	$ 1	55,686	0	0	0	55,687	0	55,687
Exercise of share options (in shares)	1,739,081
Restricted share awards and restricted share units issued	$ 1	(1)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	1,462,633
Share-based compensation	$ 0	164,788	0	0	0	164,788	0	164,788
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(3,201,714)
Ending balance at Dec. 31, 2020	$ 255	8,526,571	4,681	2,363	(5,150,958)	3,382,912	37,327	3,420,239
Ending balance (in shares) at Dec. 31, 2020	511,931,470
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(856,132)	(856,132)	372	(855,760)
Foreign currency translation adjustments	0	0	(24,462)	0	0	(24,462)	(1,296)	(25,758)
Net change in unrealized gain (loss) on available-for-sale investments	0	0	(3,499)	0	0	(3,499)	93	(3,406)
Acquisition of subsidiaries	$ 1	252,959	0	0	0	252,960	0	252,960
Acquisition of subsidiaries (in shares)	1,000,000
Appropriation of statutory reserves	$ 0	0	0	(597)	597	0	0	0
Conversion of convertible notes into Class A ordinary shares	$ 7	588,000	0	0	0	588,007	0	588,007
Conversion of convertible notes into Class A ordinary shares (in shares)	14,734,055
Transaction with non-controlling interests	$ 0	(2,553)	291	0	0	(2,262)	2,262	0
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	7,000,000
Exercise of share options	$ 2	18,951	0	0	0	18,953	0	18,953
Exercise of share options (in shares)	4,006,975
Restricted share awards and restricted share units issued	$ 1	(1)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	2,250,704
Share-based compensation	$ 0	203,690	0	0	0	203,690	0	203,690
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(6,257,679)
Ending balance at Jun. 30, 2021	$ 266	$ 9,587,617	$ (22,989)	$ 1,766	$ (6,006,493)	$ 3,560,167	$ 38,758	$ 3,598,925
Ending balance (in shares) at Jun. 30, 2021	534,665,525